Vessels (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 21, 2020
Property, Plant and Equipment [Line Items]
Seller's credit	$ 23,059		$ 23,059		$ 23,163
Short-term receivable of seller's credit	12,871		12,871		12,741
Finance Lease, Liability	3,702		3,702		4,193
Loss on sale of vessels	299	$ (5,817)	299	$ (5,817)
Operating Lease, Right-of-Use Asset	73,511		73,511		88,573
Operating Lease, Liability, Current	25,763		25,763		29,749
Operating Lease, Liability, Noncurrent	47,748		47,748		$ 58,824
Sublease Income	16,944	$ 2,372	$ 24,051	7,825
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date			December 21, 2017
Sale Leaseback Transaction, Lease Terms			five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 65,200
Seller's credit	13,000		13,000
Short-term receivable of seller's credit	12,871		$ 12,871
Lease Expiration Date			Dec. 21, 2022
Operating Lease, Right-of-Use Asset	$ 3,664		$ 3,664
Operating Lease, Weighted Average Discount Rate, Percent	5.45%		5.45%
Operating Lease, Weighted Average Remaining Lease Term	5 months 23 days		5 months 23 days		11 months 19 days
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date			January 9, 2020
Sale Leaseback Transaction, Lease Terms			five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 61,070
Seller's credit	$ 11,800		11,800
Long-term receivable of seller's credit	11,048		11,048
Operating Lease, Right-of-Use Asset	$ 23,266		$ 23,266
Operating Lease, Weighted Average Discount Rate, Percent	3.59%		3.59%
Operating Lease, Weighted Average Remaining Lease Term	2 years 6 months 10 days		2 years 6 months 10 days		3 years 7 days
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date			December 21, 2020
Sale Leaseback Transaction, Lease Terms			five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 24,527
Seller's credit	$ 4,425		4,425
Long-term receivable of seller's credit	4,247		4,247
Finance Lease, Liability						$ 5,148
Operating Lease, Right-of-Use Asset	$ 10,075		$ 10,075
Operating Lease, Weighted Average Discount Rate, Percent	2.54%		2.54%
Operating Lease, Weighted Average Remaining Lease Term	3 years 5 months 23 days		3 years 5 months 23 days		3 years 11 months 19 days
Operating Lease, Liability, Current	$ 1,014		$ 1,014		$ 997
Operating Lease, Liability, Noncurrent	2,688		2,688		3,196
Operating Lease, Liability	3,702		$ 3,702		$ 4,193
Arctic and Antarctic [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date			June 21, 2021
Sale Leaseback Transaction, Lease Terms			five-year
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 52,304
Seller's credit	8,415		8,415
Long-term receivable of seller's credit	7,764		7,764
Loss on sale of vessels				1,696
Operating Lease, Right-of-Use Asset	$ 36,506		$ 36,506
Operating Lease, Weighted Average Discount Rate, Percent	2.98%		2.98%
Operating Lease, Weighted Average Remaining Lease Term	3 years 11 months 26 days		3 years 11 months 26 days		4 years 5 months 26 days
Tenergy [member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Date			December 21, 2021
Sale Leaseback Transaction, Lease Terms			ten-year
Vessel delivery date			January 12, 2022
Property, Plant and Equipment, Additions			$ 186,201
Proteas [Member]
Property, Plant and Equipment [Line Items]
Gain on sale of vessels			$ 299
Maya Vessel [Member]
Property, Plant and Equipment [Line Items]
Loss on sale of vessels				$ 4,121